Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 21 – Segment Reporting

Basis of Segmentation

The Company’s Chief Operating Decision Maker (“CODM”), identified as the Chief Executive Officer, regularly reviews financial and operational information by business line to assess performance and allocate resources. Based on the current internal reporting structure and in accordance with the aggregation criteria outlined in IFRS 8.12, the Company monitors its results across four operating segments.

Below are the details of each segment and their respective revenue streams:

Segment 1: Sponsorships

This segment includes revenue generated from sponsorship agreements, primarily derived from providing exposure to the sponsor’s brand through promotional activities, event placements, free tickets, and participation rights in sponsored events.

Segment 2: Ticketing, short-leases, store and youth league

This segment includes the following revenue streams:

●	Sales of event tickets: Revenue from the sale of event tickets.

●	Renting the arena for non-volleyball events hosted by UYBA: Revenue from renting the arena for non-volleyball events hosted by UYBA.

●	Merchandise Sales: Revenue generated from the sale of branded merchandise.

●	Youth Training Programs: Revenue from youth training programs conducted during the sports season, typically spanning from September to October.

Segment 3: Player Transfers

This segment accounts for revenue generated from transferring players to other clubs.

Segment 4: Other Revenue

This segment encompasses various other revenue streams, including consulting services, one-off events, and similar activities.

Segment-Specific Policies

Segment 1: Sponsorships

Revenue Stream: Sponsorship agreements.

Recognition: Revenue is recognized over time as performance obligations are satisfied. This includes exposure of sponsor brands through jerseys, event placements, promotional spots, and other agreed deliverables.

Performance Obligations: A single performance obligation is identified as the services are interdependent and delivered as a cohesive package throughout the contractual period.

Measurement: Progress is measured based on milestones such as matches played or events conducted, which directly link to the sponsor’s benefits.

Segment 2: Ticketing and Related Activities

Revenue Streams: Event ticket sales, renting the arena for non-volleyball events, merchandise sales (store) and youth training programs.

Recognition:

Ticket Sales: Revenue recognized at a point in time when the event occurs.

Arena Rentals: Revenue recognized over the rental period.

Merchandise Sales: Recognized at the point of sale when control transfers to the customer.

Youth Training: Recognized over the training program period.

Measurement: Transaction price is allocated based on observable stand-alone selling prices.

Segment 3: Player Transfers

Revenue Stream: Revenue from transferring players to other clubs.

Recognition: Revenue recognized at the point in time when control of the player’s registration rights is transferred.

Measurement: Based on the agreed transaction price in the transfer agreement.

Segment 4: Others

Revenue Streams: Consulting services, one-off events, and miscellaneous activities.

Recognition: Revenue is recognized either at a point in time or over time depending on the nature of the services provided.

Performance Obligations: These are identified based on the distinct services provided under each contract.

Our management reporting framework, including the assumptions and methodologies applied, is regularly reviewed to ensure their continued validity and relevance. The capital attribution methodologies rely on several key assumptions, which are periodically reassessed and updated as needed.

For the years ended December 31, 2024, 2023 and 2022, the Company’s revenue, expenses, net segment profit or loss, and assets and liabilities came from the following segments:

Year Ended December 31, 2024 (Net Segment Profit or Loss) – in EUR

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Provision for Income Taxes	Segment Profit/(Loss)
Sponsorships	1,494,814	(4,561,487)	(3,066,673)	224,603	31,023	(2,811,047)
Ticketing, short-leases, store and youth league	355,727	(1,173,919)	(818,192)	53,518	7,381	(757,293)
Player transfers	406,988	(1,079,086)	(672,098)	76,166	564	(595,368)
Others	628,589	(1,627,666)	(999,077)	111,755	2,169	(885,153)
	2,886,118	(8,442,158)	(5,556,040)	466,042	41,137	(5,048,861)

Year Ended December 31, 2023 (Net Segment Profit or Loss) – in EUR

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Provision for Income Taxes	Segment Profit/(Loss)
Sponsorships	745,452	(4,096,722)	(3,351,270)	325,199	(30,779)	(3,056,850)
Ticketing, short-leases, store and youth league	238,785	(1,326,543)	(1,087,758)	104,169	(8,411)	(992,000)
Player transfers	122,159	(834,389)	(71,2230)	53,291	(1,000)	(659,939)
Others	41,096	(261,005)	(219,909)	17,928	(895)	(202,876)
	1,147,492	(6,518,659)	(5,371,167)	500,587	(41,085)	(4,911,665)

Year Ended December 31, 2022 (Net Segment Profit or Loss) – in EUR

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other Income (Expenses)	Segment Profit/(Loss)
Sponsorships	-	-	-	-	-
Ticketing, short-leases, store and youth league	-	-	-	-	-
Player transfers	-	-	-	-	-
Others	162,407	(1,389,143)	(1,226,736)	(119)	(1,226,855)
	162,407	(1,389,143)	(1,226,736)	(119)	(1,226,855)

Segment Asset and Liabilities as of December 31, 2024 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	4,361,641	(5,676,164)
Ticketing, short-leases, store and youth league	849,759	(251,541)
Player transfers	861,028	(217,622)
Others	4,045,865	(154,368)
	10,118,293	(6,299,695)

Segment Asset and Liabilities as of December 31, 2023 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	5,704,983	(5,076,251)
Ticketing, short-leases, store and youth league	1,645,095	(248,116)
Player transfers	854,231	(165,542)
Others	285,967	(55,877)
	8,490,276	(5,545,786)

Segment Asset and Liabilities as of December 31, 2022 – in EUR

Segment	Segment Assets	Segment Liabilities
Sponsorships	-	-
Ticketing, short-leases, store and youth league	-	-
Player transfers	-	-
Others	1,125,099	(1,256,312)
	1,125,099	(1,256,312)